Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income Taxes (Details) [Line Items]
Income tax benefit, percentage	50.00%
Deferred tax assets increase decrease in valuation allowance	$ 5,564
Federal net operating loss carryforwards	80,629
State net operating loss carryforwards	$ 27,490
Operating loss carryforwards, description	$31,633 of the federal net operating loss carryforward will expire at various dates commencing on 2029 and through 2037 and $48,996 were generated between the years ended December 31, 2018 and 2020 and have an indefinite life.
Tax credit carryforward, description	These federal and state tax credits are available to reduce future taxable income and expire at various dates commencing 2026 through 2039.
Federal [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforward	$ 953
State [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforward	$ 492